UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  028-14680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                2/14/2013
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 62

Form 13F Information Value Total (thousands):      $85,026

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                              TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 -----         -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                          COM         88579y101    1226       13500    SH         Sole                   13500
Abbott Laboratories            COM         002824100     266        4300    SH         Sole                    4300
Air Prods & Chems Inc          COM         009158106    3218       38300    SH         Sole                   38300
Albany Intl Corp Cl A          COM         012348108    1023       45000    SH         Sole                   45000
Apache Corp                    COM         037411105     680        8660    SH         Sole                    8660
Autodesk Inc                   COM         052769106    1024       30354    SH         Sole                   30354
Bard C R Inc                   COM         067383109     880        9000    SH         Sole                    9000
Becton Dickinson & Co          COM         075887109    1723       22530    SH         Sole                   22530
Berkshire Hathaway Inc Cl B    COM         084670702    2377       26500    SH         Sole                   26500
Brookfield Asset Mgmt
  Inc Cl A                     COM         112585104    1631       44501    SH         Sole                   44501
Canadian National Railway Co   COM         136375102     250        2750    SH         Sole                    2750
Charles River Laboratories
  Int                          COM         159864107     923       24600    SH         Sole                   24600
Core Laboratories NV           COM         n22717107     437        4000    SH         Sole                    4000
Corning Inc                    COM         219350105    1472      117102    SH         Sole                  117102
Danaher Corp                   COM         235851102    1984       35500    SH         Sole                   35500
DENTSPLY Intl Inc              COM         249030107    1866       47162    SH         Sole                   47162
Devon Energy Corp              COM         25179m103    1960       37726    SH         Sole                   37726
Du Pont E I De Nemours & Co    COM         263534109    2122       47183    SH         Sole                   47183
Ecolab Inc                     COM         278865100    2193       30500    SH         Sole                   30500
Emerson Electric Co            COM         291011104     682       13750    SH         Sole                   13750
EQT Corporation                COM         26884l109     879       15297    SH         Sole                   15297
Expeditors Intl Wash Inc       COM         302130109    1107       28000    SH         Sole                   28000
Exxon Mobil Corp               COM         30231g102     444        5119    SH         Sole                    5119
FirstEnergy Corp               COM         337932107    1576       37742    SH         Sole                   37742
Fiserv Inc                     COM         337738108    2371       30000    SH         Sole                   30000
Gardner Denver Inc             COM         365558105    1164       17000    SH         Sole                   17000
Heico Corp                     COM         422806109    2298       51394    SH         Sole                   51394
IHS Inc Cl A                   COM         451734107    2532       26736    SH         Sole                   26736
International Flavors
  & Fragrances                 COM         459506101    3187       47900    SH         Sole                   47900
Kirby Corp                     COM         497266106    2240       36200    SH         Sole                   36200
Laboratory Corp America
  Holding                      COM         50540r409    1602       18500    SH         Sole                   18500
Lennox Intl Inc                COM         526107107    2054       39100    SH         Sole                   39100
McCormick & Co Inc Non Vtg     COM         579780206    1461       23000    SH         Sole                   23000
McDonalds Corp                 COM         580135101     221        2500    SH         Sole                    2500
Monotype Imaging Holdings
  Inc                          COM         61022p100    1302       81500    SH         Sole                   81500
Monsanto Co                    COM         61166w101     837        9200    SH         Sole                    9200
Newmont Mining Corp            COM         651639106     567       12200    SH         Sole                   12200
Oneok Inc                      COM         682680103     310        8500    SH         Sole                    8500
Pall Corp                      COM         696429307    1398       24110    SH         Sole                   24110
Parametric Technology Corp     COM         699173209    1131       50300    SH         Sole                   50300
Patterson Companies Inc        COM         703395103    1613       47150    SH         Sole                   47150
Paychex Inc                    COM         704326107    2771       89151    SH         Sole                   89151
PerkinElmer Inc                COM         714046109    1258       40180    SH         Sole                   40180
Precision Castparts Corp       COM         740189105    1364        7200    SH         Sole                    7200
Regal Beloit Corp              COM         758750103    3129       44400    SH         Sole                   44400
Roper Industries Inc           COM         776696106    1133       10333    SH         Sole                   10333
Schlumberger Ltd               COM         806857108    1022       14774    SH         Sole                   14774
Sherwin Williams Co            COM         824348106     920        5984    SH         Sole                    5984
Sigma Aldrich Corp             COM         826552101    1941       26859    SH         Sole                   26859
Teleflex Inc                   COM         879369106    2495       34995    SH         Sole                   34995
Thermo Fisher Scientific
  Inc                          COM         883556102    2577       40400    SH         Sole                   40400
Tiffany & Co                   COM         886547108    2036       35500    SH         Sole                   35500
Varian Med Systems Inc         COM         92220p105    1519       21635    SH         Sole                   21635
Woodward Inc                   COM         980745103     576       15100    SH         Sole                   15100
iShares High Div Equity
  Fund                         COM         46429b663     235        4000    SH         Sole                    4000
JPMorgan Chase & Co
  Alerian ML                   Alerian ML  46625h365     385       10000    SH         Sole                   10000
ProShares UltraShort
   S&P 500                     PSHS ULSHT
                                 S&P 500   74347b300     620       11450    SH         Sole                   11450
Rydex ETF Trust Top 50         COM         78355w205     360        3500    SH         Sole                    3500
Source Capital Inc             COM         836144105     713       13650    SH         Sole                   13650
Tortoise MLP Fund Inc          COM         89148b101     625       25500    SH         Sole                   25500
Brookfield Infrast
  Partners LP                  LP INT UNIT g16252101     855       24250    SH         Sole                   24250
Kinder Morgan Energy
  Partners                     COM         494550106     259        3250    SH         Sole                    3250